Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Disclosure of Detailed Information about Borrowings

(EUR thousand)		As of March 31
Interest-bearing loans and borrowings from credit institutions	Note	2022	2021	2020
Non-current financing - Term senior debt		—	—	634,267
Non-current financing - Senior debt facility		630,000	630,000	—
Capitalized financing fees		(6,446)	(8,255)	(9,672)
Revolving Credit Facility (RCF)		99,000	99,000	—
Other bank overdraft		676	111	1,081
Total	18	723,230	720,856	625,676
Current portion		676	111	1,081
Non-current portion		722,554	720,745	624,595
Total	18	723,230	720,856	625,676

(EUR thousand)	As of March 31
	2022			2021			2020
	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest
Term senior debt	—	—	n.a.	—	—	n.a.	625,507	613,220	3.61%
Senior debt facility	623,554	631,864	3.13%	621,745	640,836	3.18%	—	—	n.a.
Capitalized financing fees - RCF	—	—	n.a.	—	—	n.a.	(912)	(912)	n.a.
Revolving Credit Facility (RCF)	99,000	99,000	2.50%	99,000	—	2.50%	—	—	n.a.
Total non-current	722,554	730,864		720,745	739,836		624,595	612,308
Other bank overdraft	676	676	10.75%	111	111	n.a.	1,081	1,081	n.a.
Total current	676	676		111	111		1,081	1,081

Total	723,230	731,540		720,856	739,947		625,676	613,389

Schedule of Borrowings' Interest Conditions	The respective margins are dependent on the Total Net Leverage, which is calculated based on the Annual financial statements as per the below table.

Total Net Leverage	Term Loan	Revolving Credit Facility
> 4.00x	2.75%	2.50%
≤ 4.00x > 3.50x	2.25%	2.00%
≤ 3.50x > 3.00x	2.00%	1.75%
≤ 3.00x > 2.50x	1.75%	1.50%
≤ 2.50x > 2.00x	1.50%	1.25%
≤ 2.00x > 1.50x	1.25%	1.00%
≤ 1.50x	1.00%	0.75%

Schedule of Security Pledges	All debt being issued under the SFA ranks pari-passu.

(EUR thousand)		As of March 31
Security	Notes	2022	2021	2020
Pledge of shares of consolidated companies (net equity in subsidiaries)		163,029	236,808	93,743
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable	19, 20, 21	48,617	17,609	94,286
Pledge of cash in hand	22	6,913	4,918	169,952